BALANCE SHEETS - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
CURRENT ASSETS
Cash	$ 5,520	$ 673,181	$ 19,778
Accounts receivable	0	3,802	0
Prepaid fees		668	0
Insurance deposits		0
Prepaid consulting - related party		52,500	52,500
TOTAL CURRENT ASSETS	5,520	730,151	72,278
PROPERTY AND EQUIPMENT
Football equipment		507,133	46,223
Football and office equipment, net of accumulated depreciation of $25,154 and $0	480,240	518,133
Office equipment		11,000	11,000
TOTAL PROPERTY AND EQUIPMENT	480,240	518,133	57,223
OTHER ASSETS
Trademarks	2,500	2,500	2,000
Security deposits		6,607	11,607
Deferred offering costs		0
TOTAL OTHER ASSETS	9,107	9,107	13,607
TOTAL ASSETS	494,867	1,257,391	143,108
CURRENT LIABILITIES
Accounts payable	3,167,083	1,740,655	1,641,838
Accounts payable - related parties	178,847	210,868	177,868
Accrued former officer payroll taxes	777,111	777,111	37,111
Accrued expenses	315,849	367,756	338,251
Accrued payroll	866,500	25,726	0
Subscription payable	30,000	0
Deferred revenue		3,802	0
Security deposits	6,607	6,607
State income taxes payable	110,154	110,154	110,154
Bank overdraft		0
Convertible unsecured promissory notes, net of $117,866 and $32,129 debt discounts and including put premiums	506,748	269,112	351,595
Convertible secured promissory notes, net of $404,415 and $462,468 debt discounts and including put premiums	877,341	429,385	133,333
Conversion option liability	1,359,494	197,508	208,503
Warrant derivative liability	2,747,389	0
Notes payable	520,586	357,300	332,300
Accrued former officer compensation	14,687	740,000	740,000
Notes payable, related party	55,000	55,000	55,000
Accrued interest	462,514	361,400	261,289
Accrued interest - related party	14,687	10,529	5,029
TOTAL CURRENT LIABILITIES	11,989,303	4,916,306	4,392,271
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 950,000,000 shares authorized: 527,327,424 and 419,562,102 shares issued and 525,827,424 and 418,062,102 shares outstanding at April 30, 2022 and April 30, 2021, respectively	1,213,331	525,827	418,062
Common stock issuable; 0 and 40,000 shares at April 30, 2022 and April 30, 2021, respectively		0	40
Additional paid-in capital	26,408,756	26,477,739	24,325,517
Subscription receivable	(18,000)
Accumulated deficit	(39,098,523)	(30,662,481)	(28,992,782)
TOTAL STOCKHOLDERS' DEFICIT	(11,494,436)	(3,658,915)	(4,249,163)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 494,867	$ 1,257,391	$ 143,108